Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment by Country (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 84,431	€ 83,054	€ 85,306
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46,610	45,470
Romania [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,952	18,502
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,807	13,884
Brazil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,092	2,753
Europe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	957	1,253
China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	695	810
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 318	€ 382